32. Non current assets held for sale and discontinued operations (Details 3) - BRL (R$) R$ in Millions	10 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Cash flow provided by (used in) operating activities		R$ 2,586	R$ 1,895	R$ (1,304)
Net cash used in investing activities		(1,899)	(1,592)	(2,020)
Net cash provided by (used in) financing activities		42	(2,094)	1,475
Exchange rate in cash and cash equivalents		0	0	(24)
Cash variation for the year		729	(1,791)	(1,849)
Cnova N.V.
DisclosureOfAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Cash flow provided by (used in) operating activities	R$ (998)
Net cash used in investing activities	54
Net cash provided by (used in) financing activities	950
Exchange rate in cash and cash equivalents	(24)
Cash variation for the year	R$ (18)
Via Varejo
DisclosureOfAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Cash flow provided by (used in) operating activities		841	70	(2,636)
Net cash used in investing activities		(590)	(333)	(237)
Net cash provided by (used in) financing activities		(99)	(208)	226
Cash variation for the year		R$ 152	R$ (471)	R$ (2,647)